UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2018 (Unaudited)

Deutsche Latin America Equity Fund

	Shares	Value ($)
Equity Securities 99.2%
Argentina 7.9%
Banco Macro SA (ADR)	31,400	3,408,156
BBVA Banco Frances SA (ADR)	150,174	3,797,900
Cablevision Holding SA (GDR)*	379,218	9,859,668
Despegar.com Corp.* (a)	144,026	4,385,592
Grupo Clarin SA B, (GDR) (REG S)	112,076	750,909
Grupo Supervielle SA (ADR)	115,373	3,688,475
(Cost $21,038,501)		25,890,700
Brazil 65.6%
Ambev SA	1,406,000	9,686,660
Ambev SA (ADR)	420,000	2,885,400
B2W Cia Digital*	2,756,719	18,386,779
Banco Bradesco SA (Preferred)	1,337,300	17,104,512
Banco do Brasil SA	1,441,548	17,953,743
Banco do Estado do Rio Grande do Sul SA "B", (Preferred)	729,556	3,824,101
Banco Santander Brasil SA (Units)	523,793	5,892,260
BK Brasil Operacao e Assessoria a Restaurantes SA*	1,445,783	7,705,397
Cia Brasileira de Distribuicao (Preferred)	135,500	3,202,495
Cia Siderurgica Nacional SA*	3,170,000	10,934,809
Cielo SA	765,000	6,454,237
Construtora Tenda SA*	1,233,989	8,656,514
Embraer SA	940,000	5,906,717
Gafisa SA*	436,844	2,099,210
Gafisa SA (GDR)*	495,718	2,676,193
Itau Unibanco Holding SA (Preferred)	580,000	9,513,748
Lojas Americanas SA	701,220	2,865,626
Lojas Renner SA	290,000	3,446,139
Magazine Luiza SA	501,143	13,300,895
Natura Cosmeticos SA	1,525,545	16,720,663
Nexa Resources SA*	221,000	4,574,700
Ouro Fino Saude Animal Participacoes SA	43,572	298,002
Petroleo Brasileiro SA*	483,564	3,232,867
Petroleo Brasileiro SA (ADR) (Preferred)*	234,756	2,908,627
Petroleo Brasileiro SA (Preferred)*	845,000	5,224,890
Raia Drogasil SA	513,278	13,602,028
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)*	1,800,000	6,700,565
WEG SA	1,029,600	7,658,983
(Cost $170,897,942)		213,416,760
Chile 8.4%
Cencosud SA	2,965,574	9,238,671
Embotelladora Andina SA "B", (Preferred)	1,184,286	5,775,956
Itau CorpBanca	441,885,335	4,486,071
Sociedad Quimica y Minera de Chile SA (ADR) (a)	140,758	7,935,936
(Cost $25,630,183)		27,436,634
Colombia 2.3%
Grupo de Inversiones Suramericana SA	513,411	7,257,958
Grupo de Inversiones Suramericana SA (Preferred)	6,964	93,835
(Cost $8,936,741)		7,351,793
Mexico 12.7%
America Movil SAB de CV "L"	8,600,000	8,053,944
Banregio Grupo Financiero SAB de CV	959,770	5,967,444
Cemex SAB de CV (Units)*	11,390,000	9,479,555
Corporativo Fragua SAB de CV	176,000	2,284,617
Fomento Economico Mexicano SAB de CV (ADR)	66,300	6,466,902
Fomento Economico Mexicano SAB de CV (Units)	949,000	9,264,755
(Cost $40,551,648)		41,517,217
Peru 2.3%
InRetail Peru Corp. 144A (Cost $6,267,545)	335,000	7,370,000
Total Equity Securities (Cost $273,322,560)		322,983,104
	Units	Value ($)
Other Investments 0.1%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (b) (c) (Cost $14,831)	43,800	154,579
	Shares	Value ($)
Securities Lending Collateral 2.8%
Deutsche Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 1.25% (d) (e) (Cost $9,126,369)	9,126,369	9,126,369
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $282,463,760)	102.1	332,264,052
Other Assets and Liabilities, Net	(2.1)	(6,817,392)
Net Assets	100.0	325,446,660

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2018 amounted to $9,015,616, which is 2.8% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	14,831	154,579	0.05

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At January 31, 2018 the Deutsche Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Other Investments
Consumer Staples	86,498,147	27%
Financials	82,988,203	26%
Consumer Discretionary	74,132,922	23%
Materials	39,625,565	12%
Industrials	13,720,279	4%
Energy	11,366,384	3%
Telecommunication Services	8,053,944	3%
Information Technology	6,454,237	2%
Health Care	298,002	0%
Total	323,137,683	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securites
Argentina	$25,890,700	$—	$—	$25,890,700
Brazil	213,416,760	—	—	213,416,760
Chile	27,436,634	—	—	27,436,634
Colombia	7,351,793	—	—	7,351,793
Mexico	41,517,217	—	—	41,517,217
Peru	7,370,000	—	—	7,370,000
Other Investments	—	—	154,579	154,579
Short-Term Investments	9,126,369	—	—	9,126,369
Total	$332,109,473	$—	$154,579	$332,264,052

During the period ended January 31, 2018, the amount of transfers between Level 2 and Level 1 was $8,734,417. The investment was transferred from Level 2 to Level 1 due to the security now being priced by a vendor.

Transfers between pricing levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	March 23, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2018